INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2022 and 2021.

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$(379)	$5,846
Start-up/organization Expenses	962,297	60,961
Total deferred tax assets	961,918	66,807
Valuation allowance	(961,918)	(66,807)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

		For the
		Period from
		March 30,
		2021
		(Inception)
	For the Year Ended	Through
	December 31,	December 31,
	2022	2021
Federal
Current	$187,225	$—
Deferred	(741,805)	(58,947)

State
Current	—	—
Deferred	(153,306)	(7,860)
Change in valuation allowance	895,111	66,807
Income tax provision	$187,225	$—

As of December 31, 2022 and 2021, the Company has $0 and $24,565 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from March 30, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $895,111 and $66,807, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

		For the
		Period from
		March 30,
		2021
		(Inception)
	For the Year Ended	Through
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	2.8%
Change in fair value of Bridge Note- bifurcated derivative	(0.7)%	0.0%
Change in fair value of PIPE forward contract derivative	(1.4)%	0.0%
Change in valuation allowance	(29.3)%	(23.8)%
Income tax provision	(6.1)%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities.